FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of Fair Value of Financial Instruments

As at December 31, 2025	Fair value through OCI $	Fair value through profit or loss $	Amortized cost $	Total $
Financial assets
Cash and cash equivalents	–	–	553,985	553,985
Trade receivables concentrate sales	–	15,279	–	15,279
Trade receivables doré sales	–	–	5,482	5,482
Investments in equity securities	6,760	–	–	6,760
Other receivables	–	–	8,248	8,248
Total financial assets	6,760	15,279	567,715	589,754

Financial liabilities
Trade payables	–	–	(77,927)	(77,927)
Payroll payable	–	–	(27,790)	(27,790)
Share units payable	–	(33,754)	–	(33,754)
2024 Convertible Notes	–	–	(134,410)	(134,410)
Other payables	–	–	(97,300)	(97,300)
Total financial liabilities	–	(33,754)	(337,427)	(371,181)

As at December 31, 2024	Fair value through OCI $	Fair value through profit or loss $	Amortized cost $	Total $
Financial assets
Cash and cash equivalents	–	–	231,328	231,328
Trade receivables concentrate sales	–	18,920	–	18,920
Trade receivables doré sales	–	–	7,782	7,782
Investments in equity securities	119	–	–	119
Other receivables	–	–	4,332	4,332
Total financial assets	119	18,920	243,442	262,481

Financial liabilities
Trade payables	–	–	(91,180)	(91,180)
Payroll payable	–	–	(30,345)	(30,345)
Share units payable	–	(14,063)	–	(14,063)
2024 Convertible Notes	–	–	(126,031)	(126,031)
Other payables	–	–	(84,383)	(84,383)
Total financial liabilities	–	(14,063)	(331,939)	(346,002)

As at December 31, 2025	Level 1 $	Level 2 $	Level 3 $	Total $
Trade receivables concentrate sales	–	15,279	–	15,279
Investments in equity securities	6,760	–	–	6,760
Share units payable	–	(33,754)	–	(33,754)

As at December 31, 2024	Level 1 $	Level 2 $	Level 3 $	Total $
Trade receivables concentrate sales	–	18,920	–	18,920
Investments in equity securities	119	–	–	119
Share units payable	–	(14,063)	–	(14,063)

	December 31, 2025		December 31, 2024
	Carrying amount $	Fair value $	Carrying amount $	Fair value $
2024 Convertible Notes (1)	(134,410)	(293,681)	(126,031)	(177,330)

(1)	The carrying amounts of the 2024 Convertible Notes represents the liability components (Note 13), while the fair value represents the liability and equity components. The fair value of the 2024 Convertible Notes is based on the quoted prices in markets that are not active for the underlying securities.